Short-Term Debt And Liquidity	12 Months Ended
Dec. 31, 2012
Line of Credit Facility [Abstract]
SHORT-TERM DEBT AND LIQUIDITY
SHORT-TERM DEBT AND LIQUIDITY
The liquidity needs of the Ameren Companies are typically supported through the use of available cash, short-term intercompany borrowings, and drawings under committed bank credit agreements, or commercial paper issuances.
2012 Credit Agreements
On November 14, 2012, Ameren entered into the $1 billion 2012 Missouri Credit Agreement. The 2010 Missouri Credit Agreement was terminated when the 2012 Missouri Credit Agreement when into effect. Also on November 14, 2012, Ameren entered into the $1.1 billion 2012 Illinois Credit Agreement. The 2010 Illinois Credit Agreement was terminated when the 2012 Illinois Credit Agreement went into effect. These facilities cumulatively provide $2.1 billion of credit through November 14, 2017, which date is inclusive of the Ameren Missouri and Ameren Illinois borrowing sublimit extensions discussed below of the maturity date to November 14, 2017, and which may be extended with the agreement of the lenders, subject to the terms of such agreements, for two additional one-year periods. The facilities currently include 24 international, national, and regional lenders, with no lender providing more than $125 million of credit in aggregate.
In addition, the 2010 Genco Credit Agreement, under which Ameren was a borrower, was not renewed and was terminated contemporaneously with the effectiveness of the 2012 Credit Agreements.
The obligations of each borrower under the respective 2012 Credit Agreements to which it is a party are several and not joint, and, except under limited circumstances relating to expenses and indemnities, the obligations of Ameren Missouri and Ameren Illinois under the respective 2012 Credit Agreements are not guaranteed by Ameren or any other subsidiary of Ameren. The maximum aggregate amount available to each borrower under each facility is shown in the following table (such amount being such borrower's "Borrowing Sublimit"):

	2012 Missouri Credit Agreement	2012 Illinois Credit Agreement
Ameren	$500	$300
Ameren Missouri	800	(a)
Ameren Illinois	(a)	$800

(a)	Not applicable.
Ameren has the option to seek additional commitments from existing or new lenders to increase the total facility size of the 2012 Credit Agreements up to the following maximum amounts: 2012 Missouri Credit Agreement - $1.2 billion; and 2012 Illinois Credit Agreement - $1.3 billion. Each of the 2012 Credit Agreements will mature and expire with respect to Ameren on November 14, 2017, unless extended as described above. Borrowing Sublimits of Ameren Missouri and Ameren Illinois under the applicable 2012 Credit Agreements will mature and expire on November 13, 2013, subject to extension thereof on a 364-day basis, as requested by the borrower and approved by the lenders, or for a longer period upon receipt of any and all required federal or state regulatory approvals, as permitted under the 2012 Missouri Credit Agreement and the 2012 Illinois Credit Agreement, but in no event later than November 14, 2017. Ameren Missouri and Ameren Illinois intend to seek regulatory approval to extend the maturity dates of their respective Borrowing Sublimit under the 2012 Missouri Credit Agreement and the 2012 Illinois Credit Agreement to November 14, 2017. If and when such regulatory approvals are received, no lender approval will be required to effect the extensions. The principal amount of each revolving loan owed by a borrower under any of the 2012 Credit Agreements to which it is a party will be due and payable no later than the final maturity date relating to such borrower under such 2012 Credit Agreements.
The obligations of all borrowers under the 2012 Credit Agreements are unsecured. Loans are available on a revolving basis under each of the 2012 Credit Agreements and may be repaid and, subject to satisfaction of the conditions to borrowing, reborrowed from time to time. At the election of each borrower, the interest rates on such loans will be the alternate base rate ("ABR") plus the margin applicable to the particular borrower and/or the Eurodollar rate plus the margin applicable to the particular borrower. The applicable margins will be determined by the borrower's long-term unsecured credit ratings or, if no such ratings are then in effect, the borrower's corporate/issuer ratings then in effect. Letters of credit in an aggregate undrawn face amount not to exceed 25% of the applicable aggregate commitment under the respective 2012 Credit Agreements are also available for issuance for the account of the borrowers thereunder (but within the $2.1 billion overall combined facility borrowing limitations of the 2012 Credit Agreements).
The borrowers will use the proceeds from any borrowings under the 2012 Credit Agreements for general corporate purposes, including working capital, commercial paper liquidity support, loan funding under the Ameren money pool arrangements or other short-term intercompany loan arrangements, or paying fees and expenses incurred in connection with the 2012 Credit Agreements.
The 2012 Credit Agreements are used to borrow cash, to issue letters of credit, and to support issuances under Ameren's commercial paper programs. Any of the 2012 Credit Agreements are available to Ameren to support borrowings under Ameren's commercial paper program, subject to borrowing sublimits. The 2012 Missouri Credit Agreement is available to support issuances under Ameren Missouri's commercial paper program, and the 2012 Illinois Credit Agreement is available to support issuances under Ameren Illinois' commercial paper program. As of December 31, 2012, based on letters of credit issued under the 2012 Credit Agreements, the aggregate amount of credit capacity available to Ameren (parent) at December 31, 2012, was $2.09 billion.
The following table summarizes the borrowing activity and relevant interest rates under the 2010 Missouri Credit Agreement, which terminated on November 14, 2012, for the years ended December 31, 2012, and 2011 and excludes issued letters of credit. Ameren, Ameren Missouri and Ameren Illinois did not borrow under the 2012 Credit Agreements from November 14, 2012, through December 31, 2012.

2010 Missouri Credit Agreement ($800 million) (Terminated)	Ameren (Parent)	Ameren Missouri	Total
2012
Average daily borrowings outstanding during 2012(a)	$—	$1	$1
Outstanding credit facility borrowings at period end	—	—	—
Weighted-average interest rate during 2012(a)	—%	4.15%	4.15%
Peak credit facility borrowings during 2012(a)	$—	$50	$50
Peak interest rate during 2012	—%	4.15%	4.15%
2011
Average daily borrowings outstanding during 2011	$105	$—	$105
Outstanding credit facility borrowings at period end	—	—	—
Weighted-average interest rate during 2011	2.30%	—	2.30%
Peak credit facility borrowings during 2011	$340	$—	$340
Peak interest rate during 2011	4.30%	—	4.30%

(a)	Calculated through termination date.
Neither Ameren nor Ameren Illinois borrowed under the 2010 Illinois Credit Agreement during the years ended December 31, 2012, and 2011, respectively.
Commercial Paper
At December 31, 2012, Ameren did not have any commercial paper outstanding. At December 31, 2011, Ameren had $148 million of commercial paper outstanding. During the years ended December 31, 2012, and 2011, Ameren had average daily commercial paper balances outstanding of $49 million and $311 million with a weighted-average interest rate of 0.92% and 0.87%, respectively. The peak amounts of short-term commercial paper outstanding during the years ended December 31, 2012, and 2011, were $229 million and $435 million, respectively. The peak interest rate during the years ended December 31, 2012, and 2011, was 1.25% and 1.46%, respectively.
Indebtedness Provisions and Other Covenants
The information below presents a summary of the Ameren Companies’ compliance with indebtedness provisions and other covenants.
The 2012 Credit Agreements contain conditions to borrowings and issuances of letters of credit similar to those contained in the 2010 Credit Agreements, including the absence of default or unmatured default, material accuracy of representations and warranties (excluding any representation after the closing date as to the absence of material adverse change and material litigation, and the absence of any notice of any violation, liability or requirement under any environmental laws that could have a material adverse effect), and obtaining required regulatory authorizations. In addition, solely as it relates to borrowings under the 2012 Illinois Credit Agreement, it is a condition for any such borrowing that, at the time of and after giving effect to such borrowing, the borrower not be in violation of any limitation on its ability to incur unsecured indebtedness contained in its articles of incorporation.
The 2012 Credit Agreements also contain nonfinancial covenants similar to those contained in the 2010 Credit Agreements, including restrictions on the ability to incur liens, to transact with affiliates, to dispose of assets, to make investments in or transfer assets to its affiliates, and to merge with other entities. The 2012 Credit Agreements requires Ameren to maintain consolidated indebtedness of not more than 65% of its consolidated total capitalization pursuant to a defined calculation set forth in the agreements. As of December 31, 2012, the ratio of consolidated indebtedness to total consolidated capitalization, calculated in accordance with the provisions of the 2012 Credit Agreements, was 51% for Ameren. In addition, under the 2012 Illinois Credit Agreement and, by virtue of the cross-default provisions of the 2012 Missouri Credit Agreement, Ameren is required to maintain a ratio of consolidated funds from operations plus interest expense to consolidated interest expense of 2.0 to 1.0, to be calculated quarterly, as of the end of the most recent four fiscal quarters then ending, in accordance with the 2012 Illinois Credit Agreement. Ameren’s ratio as of December 31, 2012 was 5.0 to 1.0. Failure of a borrower to satisfy a financial covenant constitutes an immediate default under the applicable 2012 Credit Agreement.
The 2012 Credit Agreements contain default provisions. The default provisions in the 2012 Credit Agreements apply separately to each borrower, provided, however, that a default of Ameren Missouri or Ameren Illinois under the applicable 2012 Credit Agreement will also be deemed to constitute a default of Ameren under such agreement. Defaults include a cross-default to a default of such borrower under any other agreement covering outstanding indebtedness of such borrower and certain subsidiaries (other than project finance subsidiaries and nonmaterial subsidiaries) in excess of $50 million in the aggregate (including under the other 2012 Credit Agreement). However, under the default provisions of the 2012 Credit Agreements, any default of Ameren under any such 2012 Credit Agreements that results solely from a default of Ameren Missouri or Ameren Illinois thereunder does not result in a cross-default of Ameren under the other 2012 Credit Agreement. Further, the 2012 Credit Agreement default provisions provide that an Ameren default under any of the 2012 Credit Agreements does not trigger a default by Ameren Missouri or Ameren Illinois.
None of the Ameren Companies' credit agreements or financing arrangements contain credit rating triggers that would cause a default or acceleration of repayment of outstanding balances. Management believes that the Ameren Companies were in compliance with the provisions and covenants of their credit agreements at December 31, 2012.
Money Pools
Ameren has money pool agreements with and among its subsidiaries to coordinate and provide for certain short-term cash and working capital requirements. Separate money pools are maintained for utility and non-state-regulated entities. Ameren Services is responsible for the operation and administration of the money pool agreements.
Utility
Ameren Missouri, Ameren Illinois and Ameren Services may participate in the utility money pool as both lenders and borrowers. Ameren may participate in the utility money pool only as a lender. Internal funds are surplus funds contributed to the utility money pool from participants. The primary sources of external funds for the utility money pool are the 2012 Credit Agreements and the commercial paper programs. The total amount available to the pool participants from the utility money pool at any given time is reduced by the amount of borrowings made by participants, but is increased to the extent that the pool participants advance surplus funds to the utility money pool or remit funds from other external sources. The availability of funds is also determined by funding requirement limits established by regulatory authorizations. The utility money pool was established to coordinate and to provide short-term cash and working capital for the participants. Participants receiving a loan under the utility money pool agreement must repay the principal amount of such loan, together with accrued interest. The rate of interest depends on the composition of internal and external funds in the utility money pool. The average interest rate for borrowing under the utility money pool for the year ended December 31, 2012, was 0.13%. There were no utility money pool borrowings during the year ended December 31, 2011.
Non-state-regulated Subsidiaries
Ameren (parent), and other non-state-regulated Ameren subsidiaries have the ability, subject to Ameren parent company and applicable regulatory short-term borrowing authorizations, to access funding from the 2012 Credit Agreements and the commercial paper programs through a non-state-regulated subsidiary money pool agreement. AER, Genco, AERG and Marketing Company may participate in the non-state-regulated money pool through the closing of the divestiture transaction as detailed in Note 16 - Divestiture Transactions and Discontinued Operations. All participants may borrow from or lend to the non-state-regulated money pool, except for Ameren Services, which may participate only as a borrower. The total amount available to the pool participants from the non-state-regulated subsidiary money pool at any given time is reduced by the amount of borrowings made by participants, but is increased to the extent that the pool participants advance surplus funds to the non-state-regulated subsidiary money pool or remit funds from other external sources. The non-state-regulated subsidiary money pool was established to coordinate and to provide short-term cash and working capital for the participants. Participants receiving a loan under the non-state-regulated subsidiary money pool agreement must repay the principal amount of such loan, together with accrued interest. The rate of interest depends on the composition of internal and external funds in the non-state-regulated subsidiary money pool. The average interest rate for borrowing under the non-state-regulated subsidiary money pool for the year ended December 31, 2012, was 0.61% (2011 - 0.77%).
Unilateral Borrowing Agreement
In addition, a unilateral borrowing agreement exists among Ameren, Ameren Illinois, and Ameren Services, which enables Ameren Illinois to make short-term borrowings directly from Ameren. The aggregate amount of borrowings outstanding at any time by Ameren Illinois under the unilateral borrowing agreement and the utility money pool agreement, together with any outstanding Ameren Illinois external credit facility borrowings or commercial paper issuances, may not exceed $500 million, pursuant to authorization from the ICC. Ameren Illinois is not currently borrowing under the unilateral borrowing agreement. Ameren Services is responsible for the operation and administration of the unilateral borrowing agreement.